SHAREHOLDERS' EQUITY (Stock Options Under the Plans by Exercise Price) (Details) - Employee Stock Option [Member]	6 Months Ended
Jun. 30, 2017 $ / shares shares
Options outstanding at June 30, 2017
Number outstanding | shares	608,802
Options exercisable at June 30, 2017
Number exercisable | shares	273,400
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 2.56
Maximum exercise price	$ 3.90
Options outstanding at June 30, 2017
Number outstanding | shares	41,400
Weighted average exercise price	$ 3.25
Weighted average remaining contractual life In years	1 year 4 months 2 days
Options exercisable at June 30, 2017
Number exercisable | shares	41,400
Weighted average exercise price	$ 3.25
Weighted average remaining contractual life In years	1 year 4 months 2 days
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 5.35
Maximum exercise price	$ 8.60
Options outstanding at June 30, 2017
Number outstanding | shares	55,500
Weighted average exercise price	$ 6.68
Weighted average remaining contractual life In years	2 years 7 days
Options exercisable at June 30, 2017
Number exercisable | shares	55,500
Weighted average exercise price	$ 6.68
Weighted average remaining contractual life In years	2 years 7 days
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 10.49
Maximum exercise price	$ 18.90
Options outstanding at June 30, 2017
Number outstanding | shares	511,902
Weighted average exercise price	$ 12.73
Weighted average remaining contractual life In years	3 years 9 months
Options exercisable at June 30, 2017
Number exercisable | shares	176,500
Weighted average exercise price	$ 12.17
Weighted average remaining contractual life In years	3 years 1 month 13 days